Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule Future Minimum Lease Payments Under Operating Leases

The future minimum lease payments required under operating leases in effect at December 31, 2015 and September 30, 2016 were as follows:

	As of December 31, 2015	As of September 30, 2016
		(unaudited)
Year ending
2016	$622,226	$306,563
2017	503,644	645,976
2018	496,515	509,198
2019	513,893	517,977
2020 and beyond	265,940	265,940

	$2,402,218	$2,245,654